Employee Benefits	12 Months Ended
Dec. 31, 2014
Employee Benefits

Note 12

Employee Benefits

We maintain non-contributory defined benefit pension plans for many of our employees. In addition, we maintain postretirement health care and life insurance plans for our retirees and their dependents, which are both contributory and non-contributory, and include a limit on our share of the cost for certain recent and future retirees. In accordance with our accounting policy for pension and other postretirement benefits, operating expenses include pension and benefit related credits and/or charges based on actuarial assumptions, including projected discount rates and an estimated return on plan assets. These estimates are updated in the fourth quarter to reflect actual return on plan assets and updated actuarial assumptions. The adjustment is recognized in the income statement during the fourth quarter or upon a remeasurement event pursuant to our accounting policy for the recognition of actuarial gains and losses.

Pension and Other Postretirement Benefits

Pension and other postretirement benefits for many of our employees are subject to collective bargaining agreements. Modifications in benefits have been bargained from time to time, and we may also periodically amend the benefits in the management plans. The following tables summarize benefit costs, as well as the benefit obligations, plan assets, funded status and rate assumptions associated with pension and postretirement health care and life insurance benefit plans.

Obligations and Funded Status

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2014	2013	2014	2013
Change in Benefit Obligations
Beginning of year	$23,032	$26,773	$23,042	$26,844
Service cost	327	395	258	318
Interest cost	1,035	1,002	1,107	1,095
Plan amendments	(89)	(149)	(412)	(119)
Actuarial (gain) loss, net	2,977	(2,327)	4,645	(3,576)
Benefits paid	(1,566)	(1,777)	(1,543)	(1,520)
Curtailment and termination benefits	11	4	–	–
Settlements paid	(407)	(889)	–	–

End of year	$25,320	$23,032	$27,097	$23,042

Change in Plan Assets
Beginning of year	$17,111	$18,282	$3,053	$2,657
Actual return on plan assets	1,778	1,388	193	556
Company contributions	1,632	107	732	1,360
Benefits paid	(1,566)	(1,777)	(1,543)	(1,520)
Settlements paid	(407)	(889)	–	–

End of year	$18,548	$17,111	$2,435	$3,053

Funded Status

End of year	$(6,772)	$(5,921)	$(24,662)	$(19,989)

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2014	2013	2014	2013
Amounts recognized on the balance sheet
Noncurrent assets	$337	$339	$–	$–
Current liabilities	(122)	(137)	(528)	(710)
Noncurrent liabilities	(6,987)	(6,123)	(24,134)	(19,279)

Total	$(6,772)	$(5,921)	$(24,662)	$(19,989)

Amounts recognized in Accumulated Other Comprehensive Income (Pre-tax)
Prior Service Benefit (Cost)	$(56)	$25	$(2,280)	$(2,120)

Total	$(56)	$25	$(2,280)	$(2,120)

Beginning in 2013, as a result of federal health care reform, Verizon no longer files for the Retiree Drug Subsidy (RDS) and instead contracts with a Medicare Part D plan on a group basis to provide prescription drug benefits to Medicare eligible retirees.

The accumulated benefit obligation for all defined benefit pension plans was $25.3 billion and $22.9 billion at December 31, 2014 and 2013, respectively.

Information for pension plans with an accumulated benefit obligation in excess of plan assets follows:

	(dollars in millions)
At December 31,	2014	2013
Projected benefit obligation	$24,919	$22,610
Accumulated benefit obligation	24,851	22,492
Fair value of plan assets	17,810	16,350

Net Periodic Cost

The following table summarizes the benefit (income) cost related to our pension and postretirement health care and life insurance plans:

				(dollars in millions)
	Pension			Health Care and Life
Years Ended December 31,	2014	2013	2012	2014	2013	2012
Service cost	$327	$395	$358	$258	$318	$359
Amortization of prior service cost (credit)	(8)	6	(1)	(253)	(247)	(89)
Expected return on plan assets	(1,181)	(1,245)	(1,795)	(161)	(143)	(171)
Interest cost	1,035	1,002	1,449	1,107	1,095	1,284
Remeasurement (gain) loss, net	2,380	(2,470)	5,542	4,615	(3,989)	1,262

Net periodic benefit (income) cost	2,553	(2,312)	5,553	5,566	(2,966)	2,645
Curtailment and termination benefits	11	4	–	–	–	–

Total	$2,564	$(2,308)	$5,553	$5,566	$(2,966)	$2,645

Other pre-tax changes in plan assets and benefit obligations recognized in other comprehensive (income) loss are as follows:

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2014	2013	2014	2013
Prior service cost	$(89)	$(149)	$(413)	$(119)
Reversal of amortization items
Prior service cost	8	(6)	253	247

Total recognized in other comprehensive (income) loss (pre-tax)	$(81)	$(155)	$(160)	$128

The estimated prior service cost for the defined benefit pension plans that will be amortized from Accumulated other comprehensive income (loss) into net periodic benefit (income) cost over the next fiscal year is not significant. The estimated prior service cost for the defined benefit postretirement plans that will be amortized from Accumulated other comprehensive income into net periodic benefit (income) cost over the next fiscal year is $0.3 billion.

Assumptions

The weighted-average assumptions used in determining benefit obligations follow:

		Pension	Health Care and Life
At December 31,	2014	2013	2014	2013
Discount Rate	4.20%	5.00%	4.20%	5.00%
Rate of compensation increases	3.00	3.00	N/A	N/A

The weighted-average assumptions used in determining net periodic cost follow:

	Pension			Health Care and Life
At December 31,	2014	2013	2012	2014	2013	2012
Discount Rate	5.00%	4.20%	5.00%	5.00%	4.20%	5.00%
Expected return on plan assets	7.25	7.50	7.50	5.50	5.60	7.00
Rate of compensation increases	3.00	3.00	3.00	N/A	N/A	N/A

In order to project the long-term target investment return for the total portfolio, estimates are prepared for the total return of each major asset class over the subsequent 10-year period. Those estimates are based on a combination of factors including the current market interest rates and valuation levels, consensus earnings expectations and historical long-term risk premiums. To determine the aggregate return for the pension trust, the projected return of each individual asset class is then weighted according to the allocation to that investment area in the trust’s long-term asset allocation policy.

The assumed health care cost trend rates follow:

	Health Care and Life
At December 31,	2014	2013	2012
Healthcare cost trend rate assumed for next year	6.50%	6.50%	7.00%
Rate to which cost trend rate gradually declines	4.75	4.75	5.00
Year the rate reaches the level it is assumed to remain thereafter	2022	2020	2016

A one-percentage point change in the assumed health care cost trend rate would have the following effects:

	(dollars in millions)
One-Percentage Point	Increase	Decrease
Effect on 2014 service and interest cost	$193	$(155)
Effect on postretirement benefit obligation as of December 31, 2014	3,760	(3,023)

Plan Assets

The company’s overall investment strategy is to achieve a mix of assets which allows us to meet projected benefit payments while taking into consideration risk and return. While target allocation percentages will vary over time, the current target allocation for plan assets is designed so that 70% of the assets have the objective of achieving a return in excess of the growth in liabilities (comprised of public equities, private equities, real estate, hedge funds and emerging debt) and 30% of the assets are invested as liability hedging assets (where cash flows from investments better match projected benefit payments, typically longer duration fixed income). This allocation will shift as funded status improves to a higher allocation of liability hedging assets. Target policies will be revisited periodically to ensure they are in line with fund objectives. Both active and passive management approaches are used depending on perceived market efficiencies and various other factors. Due to our diversification and risk control processes, there are no significant concentrations of risk, in terms of sector, industry, geography or company names.

Pension and healthcare and life plans assets do not include significant amounts of Verizon common stock.

Pension Plans

The fair values for the pension plans by asset category at December 31, 2014 are as follows:

			(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$1,983	$1,814	$169	$–
Equity securities	4,339	2,952	1,277	110
Fixed income securities
U.S. Treasuries and agencies	1,257	830	427	–
Corporate bonds	2,882	264	2,506	112
International bonds	582	39	524	19
Other	3	–	3	–
Real estate	1,792	–	–	1,792
Other
Private equity	3,748	–	204	3,544
Hedge funds	1,962	–	1,164	798

Total	$18,548	$5,899	$6,274	$6,375

The fair values for the pension plans by asset category at December 31, 2013 are as follows:

			(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$968	$881	$87	$–
Equity securities	4,200	3,300	900	–
Fixed income securities
U.S. Treasuries and agencies	1,097	691	406	–
Corporate bonds	2,953	212	2,579	162
International bonds	364	51	313	–
Other	3	–	3	–
Real estate	1,784	–	–	1,784
Other
Private equity	3,942	–	–	3,942
Hedge funds	1,800	–	604	1,196

Total	$17,111	$5,135	$4,892	$7,084

The following is a reconciliation of the beginning and ending balance of pension plan assets that are measured at fair value using significant unobservable inputs:

						(dollars in millions)
	Equity Securities	Corporate Bonds	International Bonds	Real Estate	Private Equity	Hedge Funds	Total
Balance at January 1, 2013	$–	$196	$–	$2,018	$5,039	$558	$7,811
Actual gain on plan assets	–	12	–	81	674	84	851
Purchases and sales	–	(13)	–	(315)	(1,732)	(124)	(2,184)
Transfers in (out)	–	(33)	–	–	(39)	678	606

Balance at December 31, 2013	$–	$162	$–	$1,784	$3,942	$1,196	$7,084
Actual gain (loss) on plan assets	(1)	5	–	42	73	33	152
Purchases and sales	106	(50)	8	(34)	(471)	144	(297)
Transfers in (out)	5	(5)	11	–	–	(575)	(564)

Balance at December 31, 2014	$110	$112	$19	$1,792	$3,544	$798	$6,375

Health Care and Life Plans

The fair values for the other postretirement benefit plans by asset category at December 31, 2014 are as follows:

			(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$208	$6	$202	$–
Equity securities	1,434	1,172	262	–
Fixed income securities
U.S. Treasuries and agencies	105	98	7	–
Corporate bonds	461	119	296	46
International bonds	111	14	97	–
Other	116	–	116	–

Total	$2,435	$1,409	$980	$46

The fair values for the other postretirement benefit plans by asset category at December 31, 2013 are as follows:
			(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$237	$12	$225	$–
Equity securities	2,178	1,324	854	–
Fixed income securities
U.S. Treasuries and agencies	121	94	27	–
Corporate bonds	252	45	207	–
International bonds	104	18	86	–
Other	161	40	121	–

Total	$3,053	$1,533	$1,520	$–

The following is a reconciliation of the beginning and ending balance of the other postretirement benefit plans assets that are measured at fair value using significant unobservable inputs:

	Corporate Bonds	Total
Balance at December 31, 2013	$–	$–
Actual gain on plan assets	1	1
Purchases and sales	45	45

Balance at December 31, 2014	$46	$46

The following are general descriptions of asset categories, as well as the valuation methodologies and inputs used to determine the fair value of each major category of assets.

Cash and cash equivalents include short-term investment funds, primarily in diversified portfolios of investment grade money market instruments and are valued using quoted market prices or other valuation methods, and thus are classified within Level 1 or Level 2.

Equity securities are investments in common stock of domestic and international corporations in a variety of industry sectors, and are valued primarily using quoted market prices or other valuation methods, and thus are classified within Level 1 or Level 2.

Fixed income securities include U.S. Treasuries and agencies, debt obligations of foreign governments and domestic and foreign corporations. Fixed income also includes investments in collateralized mortgage obligations, mortgage backed securities and interest rate swaps. The fair value of fixed income securities is based on observable prices for identical or comparable assets, adjusted using benchmark curves, sector grouping, matrix pricing, broker/dealer quotes and issuer spreads, and thus is classified within Level 1 or Level 2.

Real estate investments include those in limited partnerships that invest in various commercial and residential real estate projects both domestically and internationally. The fair values of real estate assets are typically determined by using income and/or cost approaches or a comparable sales approach, taking into consideration discount and capitalization rates, financial conditions, local market conditions and the status of the capital markets, and thus are classified within Level 3.

Private equity investments include those in limited partnerships that invest in operating companies that are not publicly traded on a stock exchange. Investment strategies in private equity include leveraged buyouts, venture capital, distressed investments and investments in natural resources. These investments are valued using inputs such as trading multiples of comparable public securities, merger and acquisition activity and pricing data from the most recent equity financing taking into consideration illiquidity, and thus are classified within Level 3.

Hedge fund investments include those seeking to maximize absolute returns using a broad range of strategies to enhance returns and provide additional diversification. The fair values of hedge funds are estimated using net asset value per share (NAV) of the investments. Verizon has the ability to redeem these investments at NAV within the near term and thus are classified within Level 2. Investments that cannot be redeemed in the near term are classified within Level 3.

Employer Contributions

In 2014, we contributed $1.5 billion to our qualified pension plans, $0.1 billion to our nonqualified pension plans and $0.7 billion to our other postretirement benefit plans. We anticipate a minimum contribution of $0.7 billion to our qualified pension plans in 2015. Nonqualified pension plans contributions are estimated to be $0.1 billion and contributions to our other postretirement benefit plans are estimated to be $0.8 billion in 2015.

Estimated Future Benefit Payments

The benefit payments to retirees are expected to be paid as follows:

	(dollars in millions)
Year	Pension Benefits	Health Care and Life
2015	$2,855	$1,481
2016	2,024	1,456
2017	1,937	1,452
2018	1,427	1,436
2019	1,396	1,398
2020-2024	6,890	6,996

Savings Plan and Employee Stock Ownership Plans

We maintain four leveraged employee stock ownership plans (ESOP). We match a certain percentage of eligible employee contributions to the savings plans with shares of our common stock from this ESOP. At December 31, 2014, the number of allocated shares of common stock in this ESOP was 61 million. There were no unallocated shares of common stock in this ESOP at December 31, 2014. All leveraged ESOP shares are included in earnings per share computations.

Total savings plan costs were $0.9 billion in 2014, $1.0 billion in 2013 and $0.7 billion in 2012.

Pension Annuitization

On October 17, 2012, we, along with our subsidiary Verizon Investment Management Corp., and Fiduciary Counselors Inc., as independent fiduciary of the Verizon Management Pension Plan (the Plan), entered into a definitive purchase agreement with The Prudential Insurance Company of America (Prudential) and Prudential Financial, Inc., pursuant to which the Plan would purchase a single premium group annuity contract from Prudential.

On December 10, 2012, upon issuance of the group annuity contract by Prudential, Prudential irrevocably assumed the obligation to make future annuity payments to approximately 41,000 Verizon management retirees who began receiving pension payments from the Plan prior to January 1, 2010. The amount of each retiree’s annuity payment equals the amount of such individual’s pension benefit. In addition, the group annuity contract is intended to replicate the same rights to future payments, such as survivor benefits, that are currently offered by the Plan.

We contributed approximately $2.6 billion to the Plan between September 1, 2012 and December 31, 2012 in connection with the transaction so that the Plan’s funding percentage would not decrease as a result of the transaction.

Severance Benefits

The following table provides an analysis of our actuarially determined severance liability recorded in accordance with the accounting standard regarding employers’ accounting for postemployment benefits:

				(dollars in millions)
Year	Beginning of Year	Charged to Expense	Payments	Other	End of Year
2012	$1,113	$396	$(531)	$32	$1,010
2013	1,010	134	(381)	(6)	757
2014	757	531	(406)	(7)	875

Severance, Pension and Benefit (Credits) Charges

During 2014, we recorded net pre-tax severance, pension and benefits charges of approximately $7.5 billion primarily for our pension and postretirement plans in accordance with our accounting policy to recognize actuarial gains and losses in the year in which they occur. The charges were primarily driven by a decrease in our discount rate assumption used to determine the current year liabilities from a weighted-average of 5.0% at December 31, 2013 to a weighted-average of 4.2% at December 31, 2014 ($5.2 billion), a change in mortality assumptions primarily driven by the use of updated actuarial tables (RP-2014 and MP-2014) issued by the Society of Actuaries in October 2014 ($1.8 billion) and revisions to the retirement assumptions for participants and other assumption adjustments, partially offset by the difference between our estimated return on assets of 7.25% and our actual return on assets of 10.5% ($0.6 billion). As part of this charge, we recorded severance costs of $0.5 billion under our existing separation plans.

During 2013, we recorded net pre-tax severance, pension and benefits credits of approximately $6.2 billion primarily for our pension and postretirement plans in accordance with our accounting policy to recognize actuarial gains and losses in the year in which they occur. The credits were primarily driven by an increase in our discount rate assumption used to determine the current year liabilities from a weighted-average of 4.2% at December 31, 2012 to a weighted-average of 5.0% at December 31, 2013 ($4.3 billion), lower than assumed retiree medical costs and other assumption adjustments ($1.4 billion) and the difference between our estimated return on assets of 7.5% at December 31, 2012 and our actual return on assets of 8.6% at December 31, 2013 ($0.5 billion).

During 2012, we recorded net pre-tax severance, pension and benefits charges of approximately $7.2 billion primarily for our pension and postretirement plans in accordance with our accounting policy to recognize actuarial gains and losses in the year in which they occur. The charges were primarily driven by a decrease in our discount rate assumption used to determine the current year liabilities from a weighted-average of 5% at December 31, 2011 to a weighted-average of 4.2% at December 31, 2012 ($5.3 billion) and revisions to the retirement assumptions for participants and other assumption adjustments, partially offset by the difference between our estimated return on assets of 7.5% and our actual return on assets of 10% ($0.7 billion). As part of this charge, we also recorded $1.0 billion related to the annuitization of pension liabilities, as described above, as well as severance charges of $0.4 billion.